Events after the reporting period - Additional Information (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Mar. 11, 2020 EUR (€)	Mar. 11, 2020 USD ($)
Credit Suisse AG [member]
Disclosure of non-adjusting events after reporting period [line items]
Refinance of senior term loan facility			€ 211,715	$ 240,000
WEH Holdings LLC [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from disposal of associates	€ 652,426	$ 730,000